ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	12 Months Ended
Jul. 31, 2026 shares
Titan Pharmaceuticals Inc [Member] | Share Exchange Agreement [Member]
Ordinary shares issued	8.524
Merger shares issued	7,210,800
Keda Pte Ltd [Member]
Ownership interest	100.00%
Talen Tec [Member]
Ownership interest	100.00%